Basis of consolidation and presentation - Concentration of Credit Risk (Details) - Cash and Cash Equivalents - Geographic Concentration Risk	12 Months Ended
Dec. 31, 2024
Brazil
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Concentration risk, percentage	29.00%
Mexico
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Concentration risk, percentage	19.00%
Argentina
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Concentration risk, percentage	19.00%
Foreign Countries Excluding Brazil and Mexico | Maximum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Concentration risk, percentage	15.00%